Derivative instruments - Gain on derivative instruments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative instruments
Realized (gain) loss on contracts settled during the year	$ (234,365)	$ 405,894
Reversal of opening contracts settled during the year	43,267	(164,208)
Unwinding of contracts assumed in acquisitions	(51,526)
Unrealized gain on contracts outstanding at the end of the year	(171,448)	(376,593)
Gain on derivative instruments	$ (414,072)	$ (134,907)